Note 4 - Vessel, Net (Tables)	3 Months Ended
Mar. 31, 2017
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Costs	Accumulated Depreciation	Net Book Value

Balance, January 1, 2017	139,378,104	(33,793,471)	105,584,633
Depreciation for the period	-	(2,117,645)	(2,117,645)
Vessel acquisition	4,473,448		4,473,448
Vessel sale	(1,807,199)		(1,807,199)
Delivery of new building vessel	17,749,847	-	17,749,847
Balance, March 31, 2017	159,794,200	(35,911,116)	123,883,084